Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

May 31, 2021

TBDK6-QTLY-0721
1.9884012.104

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33 (a)	$339,000	$327,419
3.8% 12/1/57 (a)	4,105,000	4,042,395
4.3% 2/15/30	559,000	636,364
4.45% 4/1/24	51,000	56,051
5.15% 11/15/46	1,000,000	1,236,201
6.2% 3/15/40	840,000	1,109,987
6.3% 1/15/38	1,100,000	1,495,721
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,166,115
2.55% 3/21/31	1,065,000	1,070,956
3% 3/22/27	263,000	283,309
4.862% 8/21/46	1,250,000	1,550,305
5.012% 4/15/49	16,000	20,246
		12,995,069
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	2,304,119
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,074,601
5.375% 5/1/47	2,000,000	2,334,329
5.75% 4/1/48	861,000	1,052,163
Comcast Corp. 6.45% 3/15/37	365,000	520,915
Discovery Communications LLC:
3.625% 5/15/30	708,000	756,634
4.65% 5/15/50	1,913,000	2,124,580
Fox Corp.:
3.666% 1/25/22	123,000	125,712
4.03% 1/25/24	216,000	234,870
4.709% 1/25/29	312,000	361,734
5.476% 1/25/39	308,000	383,853
Time Warner Cable LLC:
4% 9/1/21	1,480,000	1,483,871
6.75% 6/15/39	545,000	744,502
7.3% 7/1/38	2,420,000	3,426,208
		14,623,972
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,440,000	1,585,800
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,374,138
3.875% 4/15/30	2,100,000	2,301,726
4.375% 4/15/40	269,000	300,960
4.5% 4/15/50	528,000	597,516
		6,160,140

TOTAL COMMUNICATION SERVICES		36,083,300

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,000,170
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	1,167,000	1,194,949
3.125% 5/12/23 (a)	1,017,000	1,069,928
		6,265,047
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	392,175
3.6% 7/1/30	419,000	463,576
		855,751
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	391,000	402,779
3% 11/19/24	890,000	949,746
		1,352,525
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	156,000	183,545
AutoZone, Inc.:
3.625% 4/15/25	239,000	261,703
4% 4/15/30	1,110,000	1,243,730
Lowe's Companies, Inc. 4.5% 4/15/30	798,000	932,230
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	280,402
TJX Companies, Inc. 3.75% 4/15/27	904,000	1,013,840
		3,915,450

TOTAL CONSUMER DISCRETIONARY		12,388,773

CONSUMER STAPLES - 2.3%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,539,106
4.9% 2/1/46	4,500,000	5,372,674
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	985,252
4.35% 6/1/40	720,000	821,827
4.5% 6/1/50	1,000,000	1,147,291
4.75% 4/15/58	613,000	715,890
5.45% 1/23/39	800,000	1,013,096
5.55% 1/23/49	1,824,000	2,384,299
5.8% 1/23/59 (Reg. S)	1,933,000	2,625,462
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,485,404
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,429,824
3.45% 3/25/30	713,000	793,929
		23,314,054
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	580,000	676,939
5.95% 4/1/30	710,000	904,397
6.6% 4/1/40	710,000	1,022,567
6.6% 4/1/50	710,000	1,067,139
		3,671,042
Food Products - 0.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	2,018,250
Tobacco - 0.7%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,448,396
4.25% 8/9/42	932,000	951,873
4.5% 5/2/43	632,000	661,324
4.8% 2/14/29	173,000	198,088
5.375% 1/31/44	1,137,000	1,315,232
5.95% 2/14/49	600,000	736,464
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,409,945
4.906% 4/2/30	1,500,000	1,698,581
5.282% 4/2/50	1,500,000	1,642,475
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,724,660
Reynolds American, Inc. 7.25% 6/15/37	75,000	98,339
		11,885,377

TOTAL CONSUMER STAPLES		40,888,723

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,539,806
3.85% 6/1/27	2,700,000	2,983,907
3.9% 2/1/25	525,000	571,386
5.85% 2/1/35	525,000	657,910
Cenovus Energy, Inc. 4.25% 4/15/27	1,203,000	1,333,808
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,200
5.8% 6/1/45	10,000	12,903
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	539,760
5.85% 5/21/43 (a)(b)	2,820,000	2,580,300
Enbridge, Inc. 4.25% 12/1/26	525,000	591,273
Energy Transfer LP:
3.75% 5/15/30	481,000	511,974
4.2% 9/15/23	145,000	155,387
4.25% 3/15/23	195,000	205,306
4.5% 4/15/24	215,000	235,591
4.95% 6/15/28	494,000	565,465
5% 5/15/50	1,076,000	1,188,410
5.25% 4/15/29	350,000	407,717
5.4% 10/1/47	923,000	1,047,395
5.8% 6/15/38	275,000	327,581
6% 6/15/48	1,179,000	1,426,722
6.25% 4/15/49	241,000	300,787
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,483,799
Hess Corp.:
4.3% 4/1/27	176,000	195,915
5.6% 2/15/41	288,000	347,039
5.8% 4/1/47	874,000	1,093,620
7.125% 3/15/33	201,000	268,486
7.3% 8/15/31	231,000	307,242
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	377,510
6.55% 9/15/40	1,365,000	1,859,027
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	512,200
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.2854% 9/9/22 (b)(c)	469,000	469,286
4.5% 7/15/23	274,000	293,643
4.8% 2/15/29	175,000	202,863
4.875% 12/1/24	272,000	306,850
5.5% 2/15/49	525,000	648,441
Occidental Petroleum Corp.:
2.9% 8/15/24	899,000	896,753
3.2% 8/15/26	121,000	116,614
3.5% 8/15/29	382,000	358,125
4.3% 8/15/39	56,000	47,880
4.4% 8/15/49	56,000	47,040
4.5% 7/15/44	1,032,000	892,680
5.55% 3/15/26	831,000	887,093
6.2% 3/15/40	700,000	738,500
6.45% 9/15/36	600,000	675,852
6.6% 3/15/46	807,000	882,689
7.5% 5/1/31	927,000	1,102,583
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	2,042,655
6.625% 8/15/37	350,000	459,199
7.375% 11/1/31	435,000	579,982
8.125% 9/15/30	1,083,000	1,474,137
Petroleos Mexicanos:
5.95% 1/28/31	2,980,000	2,898,050
6.35% 2/12/48	3,548,000	2,988,747
6.49% 1/23/27	570,000	608,561
6.5% 3/13/27	20,000	21,354
6.75% 9/21/47	5,720,000	5,054,764
6.84% 1/23/30	7,272,000	7,518,448
6.95% 1/28/60	989,000	868,837
7.69% 1/23/50	2,090,000	2,012,670
Phillips 66 Co.:
3.7% 4/6/23	97,000	102,611
3.85% 4/9/25	125,000	137,886
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,947,432
3.6% 11/1/24	266,000	286,136
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	403,434
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,838,610
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,850,808
3.7% 1/15/23	2,000,000	2,084,028
4.3% 3/4/24	2,000,000	2,187,093
4.55% 6/24/24	70,000	77,457
5.75% 6/24/44	35,000	43,917
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	219,821
Valero Energy Corp.:
2.7% 4/15/23	337,000	350,509
2.85% 4/15/25	194,000	205,858
Western Gas Partners LP:
3.95% 6/1/25	174,000	180,525
4.5% 3/1/28	200,000	211,500
4.65% 7/1/26	138,000	147,147
4.75% 8/15/28	168,000	179,980
		80,205,474
FINANCIALS - 12.2%
Banks - 4.5%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,435,756
3.5% 4/19/26	2,630,000	2,916,932
3.705% 4/24/28 (b)	528,000	585,112
4.45% 3/3/26	245,000	279,379
Barclays Bank PLC 1.7% 5/12/22	582,000	589,599
Barclays PLC:
2.852% 5/7/26 (b)	1,652,000	1,750,613
4.375% 1/12/26	900,000	1,013,202
5.088% 6/20/30 (b)	1,421,000	1,637,016
5.2% 5/12/26	1,318,000	1,506,158
BNP Paribas SA 2.219% 6/9/26 (a)(b)	1,520,000	1,572,265
CIT Group, Inc.:
3.929% 6/19/24 (b)	270,000	285,998
6.125% 3/9/28	210,000	254,100
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	1,023,695
4.3% 11/20/26	6,314,000	7,157,244
4.4% 6/10/25	2,266,000	2,541,445
4.412% 3/31/31 (b)	2,221,000	2,553,882
4.45% 9/29/27	4,372,000	5,004,042
5.5% 9/13/25	566,000	665,619
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	540,129
HSBC Holdings PLC 4.95% 3/31/30	298,000	353,132
Intesa Sanpaolo SpA:
4.198% 6/1/32 (a)	242,000	245,059
5.017% 6/26/24 (a)	200,000	218,090
5.71% 1/15/26 (a)	3,069,000	3,472,567
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	880,000	913,148
3.797% 7/23/24 (b)	35,000	37,428
3.882% 7/24/38 (b)	1,000,000	1,124,062
4.452% 12/5/29 (b)	5,500,000	6,360,484
4.493% 3/24/31 (b)	3,000,000	3,496,200
NatWest Markets PLC 2.375% 5/21/23 (a)	1,767,000	1,834,556
Rabobank Nederland 4.375% 8/4/25	500,000	557,855
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	951,000	1,002,190
5.125% 5/28/24	1,000,000	1,119,370
6% 12/19/23	1,237,000	1,393,691
6.1% 6/10/23	3,800,000	4,192,988
6.125% 12/15/22	6,545,000	7,076,383
Societe Generale 1.488% 12/14/26 (a)(b)	1,953,000	1,942,466
UniCredit SpA 6.572% 1/14/22 (a)	948,000	981,951
Wells Fargo & Co.:
2.406% 10/30/25 (b)	927,000	974,924
4.478% 4/4/31 (b)	3,026,000	3,523,678
5.013% 4/4/51 (b)	2,880,000	3,800,173
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	808,326
		80,740,907
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	426,336
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,787,420
4.2% 6/10/24	1,716,000	1,848,601
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,180,506
3.75% 3/26/25	1,200,000	1,303,757
3.8% 6/9/23	1,250,000	1,327,627
3.869% 1/12/29 (a)(b)	1,570,000	1,712,007
4.194% 4/1/31 (a)(b)	2,010,000	2,235,476
4.207% 6/12/24 (a)(b)	500,000	534,368
4.55% 4/17/26	388,000	439,866
Deutsche Bank AG 4.5% 4/1/25	2,690,000	2,919,250
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,211,874
5% 2/14/22	1,568,000	1,617,499
5.882% 7/8/31 (b)	5,000,000	5,778,535
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	171,773
3.2% 2/23/23	3,000,000	3,140,580
3.691% 6/5/28 (b)	4,660,000	5,153,045
3.75% 5/22/25	525,000	577,866
3.8% 3/15/30	3,630,000	4,044,341
3.814% 4/23/29 (b)	1,025,000	1,135,898
4.017% 10/31/38 (b)	1,000,000	1,129,475
4.223% 5/1/29 (b)	2,500,000	2,837,355
6.75% 10/1/37	278,000	396,491
Moody's Corp.:
3.25% 1/15/28	10,000	10,804
3.75% 3/24/25	1,044,000	1,146,747
4.875% 2/15/24	9,000	9,936
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,853,463
3.622% 4/1/31 (b)	2,099,000	2,311,395
3.737% 4/24/24 (b)	2,500,000	2,654,748
4.431% 1/23/30 (b)	2,242,000	2,603,391
5% 11/24/25	5,722,000	6,637,339
State Street Corp. 2.825% 3/30/23 (b)	142,000	145,044
UBS Group AG:
2.859% 8/15/23 (a)(b)	1,000,000	1,028,788
4.125% 9/24/25 (a)	500,000	560,820
		64,872,421
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	1,251,081
4.125% 7/3/23	512,000	542,829
4.45% 4/3/26	561,000	615,982
4.875% 1/16/24	843,000	919,775
6.5% 7/15/25	731,000	856,361
Ally Financial, Inc.:
1.45% 10/2/23	462,000	469,312
3.05% 6/5/23	1,940,000	2,028,522
5.125% 9/30/24	465,000	526,247
5.75% 11/20/25	1,560,000	1,794,232
5.8% 5/1/25	1,072,000	1,252,630
8% 11/1/31	549,000	775,486
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,584,357
3.65% 5/11/27	2,746,000	3,053,248
3.8% 1/31/28	877,000	982,864
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,806,519
4.1% 2/9/27	284,000	318,804
4.5% 1/30/26	803,000	910,765
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	2,041,700
4.063% 11/1/24	4,206,000	4,446,667
5.584% 3/18/24	1,113,000	1,215,296
5.596% 1/7/22	1,038,000	1,063,582
Synchrony Financial:
2.85% 7/25/22	302,000	309,271
3.95% 12/1/27	3,042,000	3,360,865
4.375% 3/19/24	1,056,000	1,157,399
5.15% 3/19/29	1,958,000	2,273,244
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,697,066
		40,254,104
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,091,018
3.85% 2/1/25	2,100,000	2,285,788
4.05% 7/1/30	1,055,000	1,161,530
4.125% 5/15/29	1,000,000	1,106,238
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	76,344
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,688,258
Pine Street Trust I 4.572% 2/15/29 (a)	1,030,000	1,166,474
Pine Street Trust II 5.568% 2/15/49 (a)	1,000,000	1,258,331
		13,833,981
Insurance - 0.9%
AIA Group Ltd. 3.375% 4/7/30 (a)	1,502,000	1,615,223
American International Group, Inc.:
2.5% 6/30/25	2,900,000	3,066,236
3.4% 6/30/30	2,900,000	3,131,882
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,953,000	2,027,475
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	790,026
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,158,110
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,156,273
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	451,380
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	88,626
Unum Group:
3.875% 11/5/25	50,000	55,010
4% 6/15/29	852,000	939,456
4.5% 3/15/25	1,414,000	1,586,262
		16,065,959

TOTAL FINANCIALS		215,767,372

HEALTH CARE - 1.0%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	40,793
Health Care Providers & Services - 0.5%
Centene Corp.:
3.375% 2/15/30	815,000	823,150
4.25% 12/15/27	880,000	924,000
4.625% 12/15/29	1,370,000	1,478,819
Cigna Corp.:
3.05% 10/15/27	500,000	540,434
4.375% 10/15/28	884,000	1,019,966
4.8% 8/15/38	550,000	666,221
CVS Health Corp.:
3% 8/15/26	125,000	135,668
3.625% 4/1/27	375,000	415,886
4.78% 3/25/38	2,092,000	2,490,991
Toledo Hospital 5.325% 11/15/28	319,000	369,144
		8,864,279
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,595,722
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	146,000	147,010
5.272% 8/28/23 (b)	459,000	495,885
5.9% 8/28/28 (b)	194,000	223,100
Mylan NV 4.55% 4/15/28	450,000	514,085
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	594,750
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	50,000	50,051
3.95% 6/15/26	1,370,000	1,515,507
Viatris, Inc.:
1.125% 6/22/22 (a)	614,000	618,139
1.65% 6/22/25 (a)	197,000	200,024
2.7% 6/22/30 (a)	1,003,000	1,000,229
3.85% 6/22/40 (a)	437,000	451,286
		9,405,788

TOTAL HEALTH CARE		18,310,860

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,140,031
The Boeing Co.:
5.04% 5/1/27	723,000	833,485
5.15% 5/1/30	723,000	846,307
5.705% 5/1/40	720,000	896,309
5.805% 5/1/50	700,000	900,301
5.93% 5/1/60	720,000	936,030
		5,552,463
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	259,000	265,960
3.375% 7/1/25	1,294,000	1,389,252
3.875% 7/3/23	877,000	931,407
4.25% 2/1/24	977,000	1,061,402
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,123,380
		5,771,401
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	380,000	404,625
4.25% 4/15/26 (a)	290,000	311,904
4.375% 5/1/26 (a)	880,000	948,630
5.25% 5/15/24 (a)	730,000	801,582
		2,466,741

TOTAL INDUSTRIALS		13,790,605

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	870,641
5.85% 7/15/25 (a)	263,000	308,150
6.02% 6/15/26 (a)	258,000	307,576
6.1% 7/15/27 (a)	483,000	592,693
6.2% 7/15/30 (a)	418,000	523,587
		2,602,647
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	351,000	347,807
2.45% 2/15/31 (a)	3,421,000	3,285,372
2.6% 2/15/33 (a)	3,032,000	2,886,857
3.5% 2/15/41 (a)	2,410,000	2,330,705
3.75% 2/15/51 (a)	1,131,000	1,098,982
Micron Technology, Inc. 2.497% 4/24/23	1,434,000	1,486,393
		11,436,116
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,257,313
2.3% 3/25/28	1,961,000	2,002,681
2.8% 4/1/27	1,423,000	1,512,250
2.875% 3/25/31	2,460,000	2,520,087
		7,292,331

TOTAL INFORMATION TECHNOLOGY		21,331,094

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	1,206,000	1,383,251
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	1,028,168
Boston Properties, Inc.:
3.25% 1/30/31	792,000	830,879
4.5% 12/1/28	605,000	696,250
Corporate Office Properties LP:
2.25% 3/15/26	348,000	357,415
2.75% 4/15/31	235,000	230,864
5% 7/1/25	3,650,000	4,127,875
Duke Realty LP 3.625% 4/15/23	50,000	52,377
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	271,274
3.5% 8/1/26	270,000	297,694
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	122,927
3.5% 7/15/29	129,000	140,888
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,673,628
Lexington Corporate Properties Trust 2.7% 9/15/30	387,000	386,589
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,013,000	989,812
3.375% 2/1/31	701,000	707,570
3.625% 10/1/29	1,155,000	1,207,763
4.375% 8/1/23	343,000	366,920
4.75% 1/15/28	3,349,000	3,743,492
4.95% 4/1/24	2,400,000	2,616,577
Realty Income Corp. 3.25% 1/15/31	213,000	227,708
Retail Properties America, Inc. 4.75% 9/15/30	79,000	86,031
Simon Property Group LP 2.45% 9/13/29	333,000	338,127
Store Capital Corp.:
2.75% 11/18/30	424,000	420,092
4.625% 3/15/29	315,000	355,432
Ventas Realty LP:
3% 1/15/30	1,531,000	1,584,205
3.5% 2/1/25	1,265,000	1,371,415
4% 3/1/28	218,000	243,028
4.75% 11/15/30	2,100,000	2,468,680
VEREIT Operating Partnership LP:
2.2% 6/15/28	172,000	172,795
2.85% 12/15/32	211,000	214,941
3.4% 1/15/28	320,000	345,653
Vornado Realty LP 2.15% 6/1/26	374,000	377,230
WP Carey, Inc.:
3.85% 7/15/29	246,000	268,850
4% 2/1/25	489,000	532,624
4.6% 4/1/24	1,250,000	1,371,740
		30,227,513
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	586,159
3.95% 11/15/27	421,000	456,162
4.1% 10/1/24	995,000	1,081,749
4.55% 10/1/29	260,000	286,692
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	1,062,439
Tanger Properties LP:
3.125% 9/1/26	2,775,000	2,897,317
3.875% 12/1/23	514,000	545,093
		6,915,611

TOTAL REAL ESTATE		37,143,124

UTILITIES - 1.2%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	2,222,536
3.743% 5/1/26	1,337,000	1,467,870
Duke Energy Corp. 2.45% 6/1/30	565,000	563,712
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	276,000	267,546
Edison International 5.75% 6/15/27	2,985,000	3,427,345
Entergy Corp. 2.8% 6/15/30	580,000	592,809
Exelon Corp. 4.05% 4/15/30	365,000	408,965
FirstEnergy Corp.:
4.75% 3/15/23	45,000	47,507
7.375% 11/15/31	1,805,000	2,404,043
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	185,754
		11,588,087
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	1,747,000	1,863,647
3.95% 7/15/30 (a)	1,523,000	1,644,383
		3,508,030
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,848,276
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	178,961
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,788,268
Puget Energy, Inc. 4.1% 6/15/30	683,000	753,366
		5,568,871

TOTAL UTILITIES		20,664,988

TOTAL NONCONVERTIBLE BONDS
(Cost $459,531,570)		497,957,564

U.S. Government and Government Agency Obligations - 31.7%
U.S. Treasury Inflation-Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$3,220,000	$3,603,660
0.875% 2/15/47	7,146,100	9,751,942
1% 2/15/49	1,800,000	2,458,007
U.S. Treasury Inflation-Indexed Notes:
0.25% 7/15/29	4,735,000	5,474,276
0.75% 7/15/28	880,000	1,072,085
0.875% 1/15/29	11,785,000	14,383,423

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		36,743,393

U.S. Treasury Obligations - 29.6%
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	7,364,312
2.375% 5/15/51	77,394,000	78,893,499
3% 2/15/47	24,645,000	28,150,174
U.S. Treasury Notes:
0.25% 5/15/24	1,280,000	1,278,000
0.25% 7/31/25	33,235,000	32,746,861
0.375% 12/31/25	13,450,000	13,243,522
0.75% 3/31/26	33,344,000	33,307,530
0.75% 4/30/26 (d)	21,500,000	21,459,688
1.125% 2/15/31	61,339,000	58,722,508
1.25% 4/30/28	52,072,000	52,055,728
1.25% 5/31/28	45,407,000	45,378,621
2.125% 3/31/24	3,683,000	3,875,063
2.125% 7/31/24	38,835,000	40,995,197
2.125% 5/31/26	21,170,000	22,535,300
2.25% 12/31/24	2,843,000	3,024,241
2.5% 1/31/24	15,400,000	16,324,000
2.5% 2/28/26	60,080,000	64,982,622

TOTAL U.S. TREASURY OBLIGATIONS		524,336,866

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $554,435,177)		561,080,259

U.S. Government Agency - Mortgage Securities - 2.2%
Fannie Mae - 0.0%
4% 7/1/47 (e)	177,107	191,229
Ginnie Mae - 0.6%
2% 6/1/51 (f)	250,000	254,312
2% 6/1/51 (f)	600,000	610,348
2% 6/1/51 (f)	500,000	508,623
2% 6/1/51 (f)	250,000	254,312
2% 6/1/51 (f)	150,000	152,587
2% 6/1/51 (f)	100,000	101,725
2% 6/1/51 (f)	50,000	50,862
2% 6/1/51 (f)	650,000	661,210
2% 6/1/51 (f)	350,000	356,036
2% 6/1/51 (f)	600,000	610,348
2% 7/1/51 (f)	250,000	253,872
2% 7/1/51 (f)	150,000	152,323
2% 7/1/51 (f)	400,000	406,195
2% 7/1/51 (f)	1,000,000	1,015,488
2% 7/1/51 (f)	600,000	609,293
2.5% 6/1/51 (f)	150,000	155,361
2.5% 6/1/51 (f)	200,000	207,148
2.5% 6/1/51 (f)	200,000	207,148
2.5% 6/1/51 (f)	250,000	258,934
3% 6/1/51 (f)	550,000	573,816
3% 6/1/51 (f)	450,000	469,486
3% 6/1/51 (f)	300,000	312,990
3% 7/1/51 (f)	550,000	573,644
3% 7/1/51 (f)	550,000	573,644
3% 7/1/51 (f)	400,000	417,196
3% 7/1/51 (f)	300,000	312,897

TOTAL GINNIE MAE		10,059,798

Uniform Mortgage Backed Securities - 1.6%
1.5% 6/1/36 (f)	1,000,000	1,012,344
1.5% 6/1/36 (f)	1,000,000	1,012,344
2% 6/1/51 (f)	200,000	202,075
2% 6/1/51 (f)	175,000	176,815
2% 6/1/51 (f)	350,000	353,631
2% 6/1/51 (f)	625,000	631,484
2% 6/1/51 (f)	350,000	353,631
2% 6/1/51 (f)	350,000	353,631
2% 6/1/51 (f)	250,000	252,593
2% 6/1/51 (f)	175,000	176,815
2% 7/1/51 (f)	350,000	352,838
2% 7/1/51 (f)	350,000	352,838
2.5% 6/1/51 (f)	700,000	724,801
2.5% 6/1/51 (f)	550,000	569,486
2.5% 6/1/51 (f)	800,000	828,344
2.5% 6/1/51 (f)	200,000	207,086
2.5% 6/1/51 (f)	100,000	103,543
2.5% 6/1/51 (f)	1,850,000	1,915,545
2.5% 7/1/51 (f)	1,050,000	1,084,699
3% 6/1/51 (f)	5,100,000	5,326,313
3% 6/1/51 (f)	5,500,000	5,744,063
3.5% 6/1/51 (f)	875,000	923,642
3.5% 6/1/51 (f)	850,000	897,252
3.5% 6/1/51 (f)	1,400,000	1,477,827
3.5% 6/1/51 (f)	1,100,000	1,161,150
3.5% 7/1/51 (f)	1,050,000	1,109,027
3.5% 7/1/51 (f)	700,000	739,351
3.5% 7/1/51 (f)	750,000	792,162

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		28,835,330

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,105,650)		39,086,357

Asset-Backed Securities - 5.4%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$239,632	$229,597
Series 2019-1 Class A, 3.844% 5/15/39 (a)	682,011	684,313
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,149,536	1,151,479
Class B, 4.458% 10/16/39 (a)	220,258	180,996
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	456,000	456,842
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 7/22/32 (a)(b)(c)	1,610,000	1,610,151
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.5638% 10/15/31 (a)(b)(c)	980,000	981,597
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	1,670,000	1,668,624
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 4/20/34 (a)(b)(c)	1,972,000	1,971,491
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5183% 1/20/33 (a)(b)(c)	610,000	611,332
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 0% 7/20/34 (a)(b)(c)(f)	992,000	992,000
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 1.1955% 4/30/31 (a)(b)(c)	1,700,000	1,698,443
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	597,114	597,935
Class B, 4.335% 1/16/40 (a)	244,877	200,878
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 10/15/32 (a)(b)(c)	1,101,000	1,102,244
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	1,360,000	1,362,113
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2149% 4/25/34 (a)(b)(c)	657,000	656,830
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.8838% 4/15/31 (a)(b)(c)	1,186,000	1,189,034
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.6679% 4/15/34 (a)(b)(c)	1,398,000	1,398,257
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4398% 4/17/33 (a)(b)(c)	460,000	461,997
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.5838% 10/15/32 (a)(b)(c)	1,560,000	1,562,560
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.02% 4/25/34 (a)(b)(c)	1,437,000	1,437,539
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	1,680,000	1,680,091
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5198% 1/17/33 (a)(b)(c)	673,000	675,057
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1738% 4/15/29 (a)(b)(c)	1,388,000	1,387,674
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	523,345	529,057
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	956,411	958,653
Class B, 5.095% 4/15/39 (a)	569,382	534,804
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	619,137	618,516
Series 2021-1A Class A, 3.474% 1/15/46 (a)	394,929	403,360
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5283% 10/20/32 (a)(b)(c)	898,000	902,310
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5405% 5/29/32 (a)(b)(c)	599,000	599,043
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.4458% 10/25/32 (a)(b)(c)	920,000	923,094
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.2383% 4/20/34 (a)(b)(c)	1,199,000	1,200,134
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.8883% 7/20/31 (a)(b)(c)	1,267,000	1,273,677
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	1,620,000	1,616,175
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	2,220,000	2,222,493
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	192,859	194,768
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	32,999	33,057
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,110,690	1,127,128
Class A2II, 4.03% 11/20/47 (a)	462,465	493,584
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.4938% 7/15/32 (a)(b)(c)	1,220,000	1,220,070
Dryden CLO, Ltd.:
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5183% 10/20/32 (a)(b)(c)	1,183,000	1,185,976
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	710,000	710,689
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5338% 10/15/32 (a)(b)(c)	1,146,000	1,149,955
Dryden Senior Loan Fund Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3698% 4/17/33 (a)(b)(c)	900,000	902,501
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 10/15/30 (a)(b)(c)	1,600,000	1,603,482
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5538% 10/15/32 (a)(b)(c)	1,700,000	1,702,737
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4338% 1/15/34 (a)(b)(c)	350,000	349,794
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	600,000	600,439
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	844,683	845,209
Flatiron CLO Ltd.:
Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.4759% 11/16/32 (a)(b)(c)	1,221,000	1,223,289
Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.110% 1.11% 7/19/34 (a)(b)(c)(f)	902,000	902,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4553% 11/20/33 (a)(b)(c)	1,560,000	1,573,012
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	408,459	414,547
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	525,304	527,211
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	820,000	821,195
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1038% 1/22/28 (a)(b)(c)	975,240	975,238
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.3358% 4/19/34 (a)(b)(c)	1,690,000	1,689,559
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.4838% 7/15/32 (a)(b)(c)	1,179,000	1,179,053
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8338% 7/15/31 (a)(b)(c)	1,640,000	1,641,584
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3879% 1/22/31 (a)(b)(c)	364,000	364,021
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 10/15/32 (a)(b)(c)	578,000	581,051
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5138% 1/15/33 (a)(b)(c)	1,821,000	1,820,537
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.2083% 4/20/34 (a)(b)(c)	1,158,000	1,159,390
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.0944% 1/15/34 (a)(b)(c)	1,480,000	1,478,194
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	187,630	188,672
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	327,454	337,427
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2583% 10/20/30 (a)(b)(c)	1,391,000	1,392,716
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	147,188	147,434
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	775,761	774,866
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4898% 7/17/32 (a)(b)(c)	1,178,000	1,179,218
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,948,050	2,040,758
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	955,900	955,642
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	943,400	945,037
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 0% 4/20/34 (a)(b)(c)(f)	1,717,000	1,717,173
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,135,662	1,134,020
Class B, 4.335% 3/15/40 (a)	233,783	204,881
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,278,244
1.884% 7/15/50 (a)	498,000	507,492
2.328% 7/15/52 (a)	381,000	387,133
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.4798% 4/18/33 (a)(b)(c)	3,000,000	3,014,958
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.5038% 1/15/34 (a)(b)(c)	980,000	981,619
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1653% 4/19/34 (a)(b)(c)	1,453,000	1,452,387
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.1892% 4/20/33 (a)(b)(c)	1,290,000	1,288,368
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1883% 1/20/29 (a)(b)(c)	921,000	922,500
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	888,457	893,480
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,572,604	1,563,936
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7395% 3/25/58 (a)(b)	316,881	335,643
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.8836% 7/16/31 (a)(b)(c)	1,379,000	1,380,846
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4583% 7/20/32 (a)(b)(c)	1,290,000	1,290,138
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7898% 7/19/31 (a)(b)(c)	1,600,000	1,600,846
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4883% 10/20/31 (a)(b)(c)	2,080,000	2,090,972
TOTAL ASSET-BACKED SECURITIES
(Cost $95,757,303)		96,206,066

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	842,747	843,833
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	919,035	918,607
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	571,310	579,974
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9201% 12/22/69 (a)(b)(c)	319,000	319,412
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	2,275,000	2,322,937
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	717,088	760,567
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	27,745	27,723
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.756% 1/21/70 (a)(b)(c)	762,000	762,959
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,472,375)		6,536,012

Commercial Mortgage Securities - 2.8%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.851% 11/15/30 (a)(b)(c)	1,278,000	1,296,425
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,538,394
Class ANM, 3.112% 11/5/32 (a)	778,000	808,539
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	127,877
Class CNM, 3.7186% 11/5/32 (a)(b)	100,000	95,422
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	142,417
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	172,792
Series 2019-B12 Class XA, 1.0644% 8/15/52 (b)(g)	8,059,591	504,680
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.151% 11/15/28 (a)(b)(c)	760,000	770,413
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.101% 12/15/36 (a)(b)(c)	783,976	783,976
Class C, 1 month U.S. LIBOR + 1.120% 1.221% 12/15/36 (a)(b)(c)	544,863	544,863
Class D, 1 month U.S. LIBOR + 1.250% 1.351% 12/15/36 (a)(b)(c)	1,038,768	1,038,768
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.901% 12/15/36 (a)(b)(c)	2,000,119	2,002,623
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.101% 11/15/32 (a)(b)(c)	1,088,512	1,090,586
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.726% 9/15/37 (a)(b)(c)	261,328	210,980
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.901% 11/15/35 (a)(b)(c)	328,300	328,399
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.401% 4/15/34 (a)(b)(c)	614,000	612,092
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 4/15/34 (a)(b)(c)	406,000	403,720
Class D, 1 month U.S. LIBOR + 1.900% 2.001% 4/15/34 (a)(b)(c)	426,000	421,983
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.181% 10/15/36 (a)(b)(c)	589,252	590,083
Class C, 1 month U.S. LIBOR + 1.250% 1.351% 10/15/36 (a)(b)(c)	741,015	741,480
Class D, 1 month U.S. LIBOR + 1.450% 1.551% 10/15/36 (a)(b)(c)	1,050,161	1,050,793
Class E, 1 month U.S. LIBOR + 1.800% 1.901% 10/15/36 (a)(b)(c)	4,754,299	4,757,282
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.701% 12/15/36 (a)(b)(c)	640,901	640,900
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.101% 4/15/34 (a)(b)(c)	814,000	812,447
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	1,945,000	1,963,667
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0509% 11/15/36 (a)(b)(c)	580,000	580,175
Class B, 1 month U.S. LIBOR + 1.250% 1.3509% 11/15/36 (a)(b)(c)	200,000	200,000
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 6/15/34 (a)(b)(c)	1,558,752	1,559,223
Class B, 1 month U.S. LIBOR + 1.500% 1.601% 6/15/34 (a)(b)(c)	307,177	305,635
Class C, 1 month U.S. LIBOR + 1.750% 1.851% 6/15/34 (a)(b)(c)	346,942	343,458
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.035% 4/10/48 (b)(g)	2,864,901	99,385
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	284,319
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	279,314
Series 2014-CR17 Class XA, 0.9629% 5/10/47 (b)(g)	1,433,934	32,933
Series 2014-LC17 Class XA, 0.7204% 10/10/47 (b)(g)	2,706,208	52,959
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.981% 12/15/31 (a)(b)(c)	174,650	174,702
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.331% 5/15/36 (a)(b)(c)	673,000	673,608
Class C, 1 month U.S. LIBOR + 1.430% 1.531% 5/15/36 (a)(b)(c)	162,000	162,195
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	413,000	426,722
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	618,445
Class B, 4.5349% 4/15/36 (a)	107,000	107,796
Class C, 4.782% 4/15/36 (a)(b)	123,000	121,449
Class D, 4.782% 4/15/36 (a)(b)	245,000	222,088
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.351% 12/15/30 (a)(b)(c)	1,296,000	1,226,184
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.221% 8/15/37 (a)(b)(c)	1,100,000	1,104,098
Class B, 1 month U.S. LIBOR + 1.350% 1.451% 8/15/37 (a)(b)(c)	230,000	230,216
Class C, 1 month U.S. LIBOR + 1.600% 1.701% 8/15/37 (a)(b)(c)	120,000	120,150
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.551% 9/15/31 (a)(b)(c)	1,875,000	1,841,897
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2% 10/15/31 (a)(b)(c)	457,000	457,753
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	476,000	502,881
Class CFX, 4.9498% 7/5/33 (a)	103,000	108,630
Class DFX, 5.3503% 7/5/33 (a)	159,000	167,331
Class EFX, 5.5422% 7/5/33 (a)	218,000	224,625
Class XAFX, 1.116% 7/5/33 (a)(b)(g)	2,000,000	42,657
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 3/15/38 (a)(b)(c)	1,399,000	1,399,878
Class B, 1 month U.S. LIBOR + 0.880% 0.981% 3/15/38 (a)(b)(c)	337,000	337,420
Class C, 1 month U.S. LIBOR + 1.100% 1.201% 3/15/38 (a)(b)(c)	212,000	212,266
Class D, 1 month U.S. LIBOR + 1.400% 1.501% 3/15/38 (a)(b)(c)	295,000	295,924
Class E, 1 month U.S. LIBOR + 1.750% 1.851% 3/15/38 (a)(b)(c)	258,000	258,646
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	356,000	356,140
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.351% 8/15/33 (a)(b)(c)	604,073	602,740
Class C, 1 month U.S. LIBOR + 1.500% 1.601% 8/15/33 (a)(b)(c)	1,454,784	1,446,798
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,787,482
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	441,016
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	246,000	253,186
Class C, 3.1771% 11/10/36 (a)(b)	235,000	237,220
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5493% 12/15/37 (a)(b)(c)	758,873	758,873
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.201% 3/15/36 (a)(b)(c)	857,355	855,188
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0259% 12/15/50 (b)(g)	1,438,106	72,295
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8881% 4/10/46(a)(b)(c)	863,265	860,842
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	1,382,000	1,366,193
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	90,000	89,987
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.3% 5/15/31 (a)(b)(c)	953,000	954,811
Series 2017-C42 Class XA, 0.8798% 12/15/50 (b)(g)	3,636,238	175,765
Series 2018-C46 Class XA, 0.9374% 8/15/51 (b)(g)	3,106,293	142,153
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	392,479
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.029% 8/15/47 (b)(g)	971,962	25,218
Series 2014-LC14 Class XA, 1.258% 3/15/47 (b)(g)	1,212,070	33,890
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $49,513,322)		49,078,839

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	140,785
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,900,563
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,988,251
TOTAL MUNICIPAL SECURITIES
(Cost $4,570,651)		5,029,599

Foreign Government and Government Agency Obligations - 1.0%
Argentine Republic:
0.125% 7/9/30 (h)	$685,010	$252,084
0.125% 7/9/35 (h)	1,254,989	412,813
1% 7/9/29	75,245	29,195
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,229,475
5.95% 1/25/27 (a)	2,850,000	3,216,047
6% 7/19/28 (a)	550,000	625,453
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,060,000	1,150,100
3.875% 4/16/50 (a)	915,000	1,027,545
Indonesian Republic:
3.85% 10/15/30	2,100,000	2,330,081
4.2% 10/15/50	2,100,000	2,328,113
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	700,000	745,631
3.25% 10/22/30 (a)	595,000	636,464
4.5% 4/22/60 (a)	390,000	454,058
State of Qatar:
3.4% 4/16/25 (a)	585,000	638,491
3.75% 4/16/30 (a)	1,440,000	1,633,320
4.4% 4/16/50 (a)	1,390,000	1,650,625
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,034,968)		18,359,495

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,397,968)	1,400,000	1,444,637

Bank Notes - 0.0%
Discover Bank 4.682% 8/9/28 (b)	401,000	426,624
Regions Bank 6.45% 6/26/37	250,000	345,170
TOTAL BANK NOTES
(Cost $700,105)		771,794
	Shares	Value

Fixed-Income Funds - 25.9%
Fidelity Emerging Markets Debt Central Fund (i)	4,941,647	$45,364,317
Fidelity Floating Rate Central Fund (i)	1,058,062	106,398,713
Fidelity Mortgage Backed Securities Central Fund (i)	1,640,548	181,132,865
Fidelity Specialized High Income Central Fund (i)	1,250,385	123,988,225
TOTAL FIXED-INCOME FUNDS
(Cost $447,742,777)		456,884,120
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $361,680)	330,000	361,024
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.03% (j)	68,609,360	68,623,082
Fidelity Securities Lending Cash Central Fund 0.03% (j)(k)	20,804,870	20,806,950
TOTAL MONEY MARKET FUNDS
(Cost $89,429,287)		89,430,032

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	$82,820
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	153,741
TOTAL PURCHASED SWAPTIONS
(Cost $244,398)			236,561
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $1,766,297,231)			1,822,462,359
NET OTHER ASSETS (LIABILITIES) - (3.1)%(l)(m)(n)			(55,171,420)
NET ASSETS - 100%			$1,767,290,939

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 6/1/51	$(250,000)	$(254,311)
2% 6/1/51	(150,000)	(152,587)
2% 6/1/51	(400,000)	(406,898)
2% 6/1/51	(1,000,000)	(1,017,246)
2% 6/1/51	(600,000)	(610,348)
3% 6/1/51	(300,000)	(312,990)

TOTAL GINNIE MAE		(2,754,381)

Uniform Mortgage Backed Securities
1.5% 6/1/36	(700,000)	(708,641)
1.5% 6/1/36	(1,300,000)	(1,316,047)
2% 6/1/51	(350,000)	(353,631)
2% 6/1/51	(350,000)	(353,631)
2% 6/1/51	(800,000)	(808,299)
2% 6/1/51	(350,000)	(353,631)
2% 6/1/51	(625,000)	(631,484)
2.5% 6/1/51	(800,000)	(828,344)
2.5% 6/1/51	(1,050,000)	(1,087,201)
3% 6/1/51	(1,350,000)	(1,409,906)
3% 6/1/51	(1,350,000)	(1,409,906)
3.5% 6/1/51	(1,050,000)	(1,108,371)
3.5% 6/1/51	(700,000)	(738,914)
3.5% 6/1/51	(750,000)	(791,693)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(11,899,699)

TOTAL TBA SALE COMMITMENTS
(Proceeds $14,650,311)		$(14,654,079)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	$(567,811)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(35,958)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(38,462)

TOTAL PUT SWAPTIONS			(642,231)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	(11,895)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(51,169)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(19,237)

TOTAL CALL SWAPTIONS			(82,300)

TOTAL WRITTEN SWAPTIONS			$(724,531)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	12	Sept. 2021	$1,878,375	$8,369	$8,369
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	76	Sept. 2021	16,775,813	(7,868)	(7,868)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	15	Sept. 2021	1,857,773	(3,661)	(3,661)
TOTAL SOLD					(11,529)
TOTAL FUTURES CONTRACTS					$(3,160)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12		Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$4,920,000	$(47,099)	$(66)	$(47,165)
CMBX N.A. AAA Index Series 12		Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,190,000	(11,392)	(9,095)	(20,487)
CMBX N.A. AAA Index Series 13		Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	800,000	(6,658)	(1,012)	(7,670)

TOTAL CREDIT DEFAULT SWAPS							$(65,149)	$(10,173)	$(75,322)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2023	$8,429,000	$11,895	$0	$11,895
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Sep. 2026	565,000	(2,054)	0	(2,054)
3-month LIBOR(3)	Quarterly	1%	Semi - annual	LCH	Sep. 2031	5,486,000	(16,986)	0	(16,986)
3-month LIBOR(3)	Quarterly	1.25%	Semi - annual	LCH	Sep. 2051	84,000	927	0	927

TOTAL INTEREST RATE SWAPS							$(6,218)	$0	$(6,218)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,500,825 or 13.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $93,876.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) Includes $94,000 of cash collateral segregated for open bi-lateral over-the-counter (OTC) swaps.

 (m) Includes $40,145 of cash collateral to cover margin requirements for futures contracts.

 (n) Includes $240,641 of cash collateral segregated for open centrally cleared OTC swaps.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,292
Fidelity Emerging Markets Debt Central Fund	1,380,304
Fidelity Floating Rate Central Fund	3,165,111
Fidelity Mortgage Backed Securities Central Fund	4,524,725
Fidelity Securities Lending Cash Central Fund	29,385
Fidelity Specialized High Income Central Fund	5,347,506
Total	$14,510,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$41,282,212	$3,880,250	$--	$--	$201,855	$45,364,317	1.6%
Fidelity Floating Rate Central Fund	93,987,343	8,165,093	--	--	4,246,277	106,398,713	4.9%
Fidelity Mortgage Backed Securities Central Fund	188,058,122	34,524,755	37,000,000	587,685	(5,037,697)	181,132,865	9.0%
Fidelity Specialized High Income Central Fund	122,210,903	12,847,462	10,000,000	(360,246)	(709,894)	123,988,225	35.3%
Total	$445,538,580	$59,417,560	$47,000,000	$227,439	$(1,299,459)	$456,884,120

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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